Long-Term Debt	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
P3 Health Partners Inc.
Debt Instrument [Line Items]
Long-Term Debt

Note 15: Long-Term Debt

On November 19, 2020, the Company entered a Term Loan and Security Agreement (the “Facility“ or “Term Loan”) with a commercial lender (“LTD-D”). The Facility was amended on December 21, 2021. The Facility provides funding up to $100,000,000, of which $65,000,000 has been drawn as of June 30, 2022. Access to additional borrowings under the Facility ended upon termination of the commitment period on February 28, 2022. Of the $65,000,000 drawn, $61,058,281 was received (net of $3,941,719 in financing costs). Upon closing of the Business Combinations on December 3, 2021, the unamortized financing costs were written off and the debt was recorded at fair value. The Facility may be used to pay certain indebtedness of the Company and for general working capital needs. Accrued interest was $3,619,054 and $2,259,588 at June 30, 2022 and December 31, 2021, respectively. The Facility includes certain restrictive covenants, including restrictions on the payment of cash dividends. Repayment of principal of all amounts drawn are due at maturity.

The Company was required to meet a borrowing base milestone by demonstrating to the lenders that revenue for any three consecutive month period (ending after the Facility’s closing date, but on or prior to December 31, 2021) were greater than or equal to $125.0 million. Additionally, the Company must remain in compliance with financial covenants including minimum liquidity of $5.0 million and annual minimum revenue levels. Beginning in 2021, and on an annual basis thereafter, the Company must post minimum annual revenue equal to or greater than $395.0 million; increasing to $460.0 million in 2022; $525.0 million in 2023; $585.0 million in 2024 and $650.0 million in 2025 and thereafter. Also, the Company is subject to certain restrictions that include indebtedness and liens. As of December 31, 2021, the Company was not in compliance with its Term Loan covenants related to issuance of the 2021 financial statements with an audit opinion free of a “going concern” qualification or timely filing of the 2021 financial statements. The Term Loan lenders granted (i) a waiver of the covenant under the Facility related to the existence of a “going concern” qualification in the audit opinion for our audited financial statements for the fiscal year ended December 31, 2021 and (ii) a consent to extend the deadline to provide audited financial statements for the year ended December 31, 2021 to October 21, 2022. We were in compliance with all other covenants under the Facility as of December 31, 2021.  However, there can be no assurance that we will be able to maintain compliance with these covenants in the future or that the lenders under the Facility or the lenders of any future indebtedness we may incur will grant us any such waiver or forbearance in the future.

The Facility’s expected maturity date is December 31, 2025. This maturity date may be accelerated as a remedy under the certain default provisions in the agreement or in the event a mandatory prepayment trigger occurs. Interest is payable at 12.0% per annum on a quarterly cycle (in arrears) beginning March 31, 2021. Management may elect to pay the full 12.0% per annum in cash or 8.0% per annum interest in cash with the remaining 4.0% per annum being added to principal as “paid in kind” (“PIK”) for a period of three years (or twelve payments). The PIK is subject to acceleration in the event certain occurrences in the Facility’s agreement are triggered. The Facility’s Lenders also received ten-year warrants to purchase 858,351 shares of Series D Preferred Units at $4.68 per share. These warrants have been recorded as a liability in the Company’s consolidated balance sheets at fair market value and are marked to market on a quarterly basis until exercised. A discount was recorded on the debt issued for the same amount and written off upon closing of the Business Combinations.

The Security Agreement provides the Lenders collateral in 100% of the Company’s pledged stock, its subsidiaries (including tangible and intangible personal property) and bank accounts.

On June 7, 2020, the Company repurchased 200,000 Class C (Time-based) Units, at $0.90 per Unit from a former Executive through issuance of a long-term note (“LTD-E”). This repurchase was recognized in the Company’s consolidated balance sheets as a reduction to Members’ Deficit in the amount of $180,000 and a corresponding increase in long-term debt. LTD-E bore interest of 3.25% and fixed monthly payments of $7,757 through date of maturity. On June 7, 2022, the Company repaid all amounts outstanding under the long-term note.

In 2019, the Company executed a share repurchase agreement with one of its investors (“LTD-C”) which was subsequently amended on November 19, 2020. The agreement, as amended stipulated $15.0 million originally contributed by the investor would be repaid by the earlier of June 30, 2026 or a change in control transaction. As part of this repurchase agreement, the investor exchanged its owned units back for a $15.0 million note receivable from the Company – thus, no longer holding its former equity position. The note carries interest of 11.0% per year. The principal balance, accrued interest and an exit fee of $600,000 is due at maturity. Accrued interest was $7,710,876 and $6,511,477 at June 30, 2022 and December 31, 2021, respectively. The total principal balance is included in Long-Term Debt on the Company’s consolidated balance sheets at June 30, 2022 and December 31, 2021.

The following tables roll forward the long-term debt balances, including current portion, presented in the Company’s condensed consolidated balance sheets:

Successor	LTD-A	LTD-C	LTD-D	LTD-E	Total
Balance at December 31, 2021	$—	$15,000,000	$65,000,000	$46,101	$80,046,101
Issued in 2022	—	—	—	—	—
Principal Payments in 2022	—	—	—	(46,101)	(46,101)
Balance at June 30, 2022	$—	$15,000,000	$65,000,000	$—	$80,000,000

As of June 30, 2022, for the periods presented below, the Company’s minimum payments due under debt obligations were as follows:

		Interest
				Total Cash
	Principal	PIK	Cash Interest	Payments*
July 1, 2022 to December 31, 2022	$—	$2,660,461	$2,788,374	$2,788,374
2023	—	5,624,513	5,675,461	5,675,461
2024	—	6,061,814	5,882,309	5,882,309
2025	65,000,000	6,274,526	19,518,225	84,518,225
2026	15,000,000	1,851,284	20,054,451	35,054,451
Total	$80,000,000	$22,472,598	$53,918,820	$133,918,820

*    Total Payments Cash and Non-Cash (PIK)

Long-term debt was comprised of the following at June 30, 2022 and December 31, 2021:

	Successor
	June 30, 2022	December 31, 2021
Total Principal	$80,000,000	$80,046,101
Less: Current Portion of Long-Term Debt	—	(46,101)
Long Term Debt	$80,000,000	$80,000,000

Short-Term Debt

In 2021, the Company entered into short term financing agreements totaling $3,683,100 for the funding of certain insurance policies. The terms of the agreements ranged from nine to ten months and the weighted average annual interest rate was 2.6%. Remaining scheduled principal payments as of June 30, 2022 are as follows:

Third quarter 2022	$1,178,229
Total	$1,178,229

Note 16: Debt

Long-Term Debt

On November 19, 2020, the Company entered a Term Loan and Security Agreement (the “Facility”) with a commercial lender (“LTD-D”). The Facility was amended on December 21, 2021. The Facility provided funding up to $100,000,000, of which $65,000,000 has been drawn as of December 31, 2021. Of the $65,000,000 drawn, $61,058,281 was received (net of $3,941,719 in financing costs). Upon closing of the Business Combinations on December 3, 2021, the unamortized financing costs were written off and the debt was recorded at fair value. The Facility may be used to pay certain indebtedness of the Company and for general working capital needs. Accrued interest was $2,259,588 and $186,666 at December 31, 2021 and 2020, respectively. The Facility includes certain restrictive covenants, including restrictions on the payment of cash dividends. Repayment of principal of all amounts drawn are due at maturity. The Company’s access to additional borrowings under the Facility ended upon termination of the commitment period on February 28, 2022.

The Company was required to meet a borrowing base milestone by demonstrating to the lenders that revenue for any three consecutive month period (ending after the Facility’s closing date, but on or prior to December 31, 2021) was greater than or equal to $125.0 million. Additionally, the Company must remain in compliance with financial covenants such as minimum liquidity of $5.0 million and annual minimum revenue levels. Starting in 2021, and on an annual basis thereafter, the Company must post a minimum amount of annual revenue equal to, or greater than $395.0 million; increasing to $460.0 million in 2022; $525.0 million in 2023; $585.0 million in 2024 and $650.0 million in 2025. Also, the Company is subject to certain restrictions that include indebtedness and liens.

As of December 31, 2021, the Company was not in compliance with its Term Loan covenants related to issuance of the 2021 financial statements with an audit opinion free of a “going concern” qualification or timely filing of the 2021 financial statements. The

Term Loan lenders granted (i) a waiver of the covenant under the Facility related to the existence of a “going concern” qualification in the audit opinion for our audited financial statements for the fiscal year ended December 31, 2021 and (ii) a consent to extend the deadline to provide audited financial statements for the year ended December 31, 2021 to October 21, 2022. We were in compliance with all other covenants under the Facility as of December 31, 2021. However, there can be no assurance that we will be able to maintain compliance with these covenants in the future or that the lenders under the Facility or the lenders of any future indebtedness we may incur will grant us any such waiver or forbearance in the future.

The Facility’s expected maturity date is December 31, 2025. This maturity date may be accelerated as a remedy under the certain default provisions in the agreement or in the event a mandatory prepayment trigger occurs. Interest is payable at 12.0% per annum on a quarterly cycle (in arrears) beginning March 31, 2021. Management may elect to pay the full 12.0% per annum in cash or 8.0% per annum interest in cash with the remaining 4.0% per annum being added to principal as “paid in kind” (“PIK”) for a period of three years (or twelve payments). The PIK is subject to acceleration in the event certain occurrences in the Facility’s agreement are triggered. The Facility’s lenders also received ten-year warrants to purchase 858,351 shares of Series D Preferred Units at $4.68 per share. These warrants have been recorded as a liability in the Company’s consolidated balance sheets at fair market value and are marked to market on a quarterly basis until exercised. A discount was recorded on the debt issued for the same amount and written off upon closing of the Business Combinations.

The Security Agreement provides the lenders collateral in 100% of the Company’s pledged stock, its subsidiaries (including tangible and intangible personal property) and bank accounts.

On June 7, 2020, the Company repurchased 200,000 Class C (Time-based) Units, at $0.90 per Unit from a former Executive through issuance of a long-term note (“LTD-E”). This repurchase was recognized in the Company’s consolidated balance sheets as a reduction to Members’ Deficit in the amount of $180,000 and a corresponding increase in long-term debt. LTD-E bears interest of 3.25% and fixed monthly payments of $7,757 through date of maturity (June 7, 2022).

In 2019, the Company received bridge loans (“LTD-A”) from some of its existing investors totaling $16,164,914. The bridge loans accrued interest at 12% and were scheduled to mature on November 12, 2019. All but one was repaid with proceeds raised from the issuance of Class D Units. The remaining and outstanding bridge loan balance was $1,516,598, plus accrued interest of $112,712, at December 31, 2019. This remaining and outstanding balance, plus accrued interest was fully paid in 2020.

In 2019, the Company executed a share repurchase agreement with one of its investors (“LTD-C”), which was subsequently amended on November 19, 2020. The agreement, as amended stipulated $15.0 million originally contributed by the investor would be repaid by the earlier of June 30, 2026 or a change in control transaction. As part of this repurchase agreement, the investor exchanged its owned units back for a $15.0 million note receivable from the Company - thus, no longer holding its former equity position. The note carries interest of 11.0% per year. Its principal balance, accrued interest and an exit fee of $600,000 is due at maturity. Accrued interest was $6,511,477 and $3,865,740 at December 31, 2021 and 2020, respectively. The total principal balance is included in Long-Term Debt on the Company’s consolidated balance sheets at December 31, 2021 and 2020.

The following tables roll forward the long-term debt balances presented in the Company’s consolidated balance sheets:

	Predecessor
	LTD-A	LTD-C	LTD-D	LTD-E	Totals
Balance at December 31, 2019	$1,516,598	$15,000,000	$—	$—	$16,516,598
Issued in 2020	—	—	40,000,000	180,000	40,180,000
Principal Payments in 2020	(1,516,598)	—	—	(43,911)	(1,560,509)
Balance at December 31, 2020	—	15,000,000	40,000,000	136,089	55,136,089
Issued in 2021	—	—	25,000,000	—	25,000,000
Principal Payments in 2021	—	—	—	(82,563)	(82,563)
Balance at December 2, 2021	$—	$15,000,000	$65,000,000	$53,526	$80,053,526

	Successor
	LTD-A	LTD-C	LTD-D	LTD-E	Totals
Balance at December 3, 2021(1)	$—	$15,000,000	$65,000,000	$53,526	$80,053,526
Issued in 2021	—	—	—	—	—
Principal Payments in 2021	—	—	—	(7,425)	(7,425)
Balance at December 31, 2021	$—	$15,000,000	$65,000,000	$46,101	$80,046,101
1)	Represents the opening balance of goodwill as of December 3, 2021 due to the Business Combination

As of December 31, 2021 for the years presented below, the Company’s annual, minimum payments due under debt obligations are as follows:

		Interest		Total Cash
	Principal	PIK	Cash Interest	Payments*
2022	$46,101	$5,225,890	$5,479,398	$5,525,499
2023	—	5,624,513	5,675,461	5,675,461
2024	—	6,061,814	5,882,309	5,882,309
2025	65,000,000	6,274,526	19,518,225	84,518,225
2026	15,000,000	1,851,284	20,054,451	35,054,451
Total	$80,046,101	$25,038,027	$56,609,844	$136,655,945
*	Total Cash Payments consist of principal and cash interest.

Long-term debt was comprised of the following at December 31, 2021 and 2020:

	Successor	Predecessor
	December 31, 2021	December 31, 2020
Total Principal	$80,046,101	$55,136,089
Less: Current Portion of Long-Term Debt	(46,101)	(89,988)
Less: Loan Origination Fees	—	(3,566,718)
Add: Accumulated Amortization of Loan Origination Fees	—	80,237
Less: Discount for Issuance of Class D Warrants	—	(6,316,605)
Add: Accumulated Amortization of Discount	—	144,971
Long Term Debt	$80,000,000	$45,387,986

Short-Term Debt

In 2021, the Company entered into short term financing agreements totaling $3,683,100 for the funding of certain insurance policies. The terms of the agreements ranged from nine to ten months and the weighted average annual interest rate was 2.6%. Remaining scheduled principal payments as of December 31, 2021 are as follows:

First quarter 2022	$1,178,344
Second quarter 2022	1,235,955
Third quarter 2022	1,164,262
Total	$3,578,561